Material Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Material Accounting Policies [Abstract]
Schedule of Material Subsidiaries
Table below summarizes the Company's material subsidiaries which are consolidated as follows:

Name of subsidiaries	Principal activity	Place of incorporation	Ownership interest	Mineral properties
Silvercorp Metals (China) Inc.	Corporate	China	100%
Adventus Mining Corporation(ii)	Holding	Canada	100%
Luminex Resources Corp.(ii)	Holding	Canada	100%
Salazar Holdings Limited(ii)	Holding	Canada	75%
Fortune Mining Limited	Holding	BVI (i)	100%
Victor Resources Ltd.	Holding	BVI	100%
Victor Mining Ltd.	Holding	BVI	100%
Yangtze Mining (H.K.) Ltd.	Holding	Hong Kong	100%
Wonder Success Limited	Holding	Hong Kong	100%
Henan Huawei Mining Co. Ltd. ("Henan Huawei")	Mining	China	80%	Ying Mining District
Henan Found Mining Co. Ltd. ("Henan Found")	Mining	China	77.5%
Xinshao Yunxiang Mining Co., Ltd. ("Yunxiang")	Mining	China	70%	BYP
Guangdong Found Mining Co. Ltd. ("Guangdong Found")	Mining	China	99%	GC
Shanxi Xinbaoyuan Mining Co., Ltd. ("Xinbaoyuan")	Mining	China	77.5%	Kuanping
Curimining S.A(ii)	Mining	Ecuador	75%	El Domo
Condormine S.A(ii)	Mining	Ecuador	98.7%	Condor
(i) British Virgin Islands ("BVI")
(ii) Entities added as part of the Adventus acquisition set out in Note 3

Schedule of Details of Company's Associate
Details of the Company’s associates are as follows:

Name of associate	Principal activity	Country of incorporation	Proportion of ownership interest held
			March 31, 2025
New Pacific Metals Corp.	Mining	Canada	27.3%
Tincorp Metals Inc.	Mining	Canada	29.1%

Schedule of Estimated Useful Lives	The significant classes of plant and equipment and their estimated useful lives are as follows:

Buildings	20 years
Office equipment	5 years
Machinery	5-10 years
Motor vehicles	5 years
Land use rights	50 years
Leasehold improvements	Lesser of useful life or term of the lease